INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	Year ended December 31, 2019	Year ended December 31, 2018

Current
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Schedule of statutory income tax

	Year ended December 31, 2019	Year ended December 31, 2018
Continuing operations
Tax expense at the federal statutory rate	$(850,030)	$(1,141,370)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	-	27,713
Effect of income tax rate change	-	-
Permanent timing differences	772,183	(147,563)
Temporary timing differences	27,299	8,271
	(50,548)	(1,252,950)
Deferred income tax asset valuation allowance	50,548	1,252,950
	$-	$-
Discontinued operations
Tax expense at the federal statutory rate	$66,918	$(1,141,370)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	(27,739)	27,713
Effect of income tax rate change	-	-
Permanent timing differences	(1,834,306)	(147,563)
Temporary timing differences	63,004	8,271
	(1,732,123)	(1,252,950)
Deferred income tax asset valuation allowance	1,732,123	1,252,950
	$-	$-

Schedule of deferred income tax assets

	December 31, 2019	December 31, 2018
Depreciation and amortization	$-	$12,618
Other	27,299	(15,412)
Net operating losses	3,936,879	3,750,027
Valuation allowance	(3,964,178)	(3,747,233)
Net deferred income tax assets	$-	$-